Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.60981%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$907,367.57

Principal:
Principal Collections	$13,514,246.12
Prepayments in Full	$5,804,774.05
Liquidation Proceeds	$299,525.79
Recoveries	$80,138.32
Sub Total	$19,698,684.28
Collections	$20,606,051.85

Purchase Amounts:
Purchase Amounts Related to Principal	$35,003.17
Purchase Amounts Related to Interest	$220.06
Sub Total	$35,223.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,641,275.08

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,641,275.08
Servicing Fee	$303,950.71	$303,950.71	$0.00	$0.00	$20,337,324.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,337,324.37
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,337,324.37
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,337,324.37
Interest - Class A-3 Notes	$471,109.52	$471,109.52	$0.00	$0.00	$19,866,214.85
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$19,522,994.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,522,994.85
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$19,404,306.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,404,306.68
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$19,319,229.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,319,229.60
Regular Principal Payment	$17,629,679.21	$17,629,679.21	$0.00	$0.00	$1,689,550.39
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,689,550.39
Residual Released to Depositor	$0.00	$1,689,550.39	$0.00	$0.00	$0.00
Total		$20,641,275.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,629,679.21
Total					$17,629,679.21

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,629,679.21	$54.92	$471,109.52	$1.47	$18,100,788.73	$56.39
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$17,629,679.21	$16.75	$1,018,094.77	$0.97	$18,647,773.98	$17.72

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$151,158,134.13	0.4708683	$133,528,454.92	0.4159506
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$308,588,134.13	0.2931592	$290,958,454.92	0.2764109

Pool Information
Weighted Average APR	3.000%	3.010%
Weighted Average Remaining Term	32.03	31.28
Number of Receivables Outstanding	19,643	19,033
Pool Balance	$364,740,848.20	$344,805,214.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$332,480,301.97	$314,551,588.26
Pool Factor	0.3108362	0.2938468

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$30,253,626.54
Targeted Overcollateralization Amount	$53,846,759.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,846,759.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$282,084.27
(Recoveries)		44	$80,138.32
Net Loss for Current Collection Period			$201,945.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6644%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4196%
Second Prior Collection Period			0.3957%
Prior Collection Period			0.2383%
Current Collection Period			0.6831%
Four Month Average (Current and Prior Three Collection Periods)			0.4342%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,261	$5,603,628.37
(Cumulative Recoveries)			$1,254,226.88
Cumulative Net Loss for All Collection Periods			$4,349,401.49
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3707%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,443.80
Average Net Loss for Receivables that have experienced a Realized Loss			$3,449.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.36%	193	$4,698,099.68
61-90 Days Delinquent	0.23%	32	$810,029.61
91-120 Days Delinquent	0.09%	10	$311,195.62
Over 120 Days Delinquent	0.18%	17	$615,384.78
Total Delinquent Receivables	1.87%	252	$6,434,709.69

Repossession Inventory:
Repossessed in the Current Collection Period		11	$315,188.10
Total Repossessed Inventory		19	$567,292.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2325%
Prior Collection Period			0.3105%
Current Collection Period			0.3100%
Three Month Average			0.2843%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5036%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	29

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	62	$1,639,894.00
2 Months Extended	131	$3,425,927.62
3+ Months Extended	21	$625,306.32

Total Receivables Extended	214	$5,691,127.94
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer